Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Prod. Entitlements	Infrastructure	Total Payments
Total	$ 1,119,478	$ 1,155,313	$ 20,581	$ 85,942	$ 1,023	$ 2,382,337
UNITED STATES | United States Federal Government (US) [Member]
Total	1,110,394	1,140,274	13,420		$ 1,023
TRINIDAD AND TOBAGO | National Government of Trinidad & Tobago (TT) [Member]
Total	$ 9,084	$ 15,039	6,972	$ 85,942
AUSTRALIA | National Government of Australia (AU) [Member]
Total			$ 189